SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
Reportable segments consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh for 2024, 2023 and 2022. Following the announcement to sell the Russian operations on November 24, 2022, the Russian operations were classified as discontinued operations and accounted for as an “Asset held for sale” in line with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, requirements. The sale of our Russian operations was completed on October 9, 2023. Additionally, following the exercise of the related put option on July 1, 2021, the Algerian operations were classified as a discontinued operation and accounted for as an “Asset held for sale” in line with the IFRS 5 requirements. The sale of our stake in the Algerian operations was completed on August 5, 2022. Refer to Note 11 for further details on both transactions.
We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan and Georgia and “HQ and eliminations” represents transactions related to management activities within the Group. See Note 10 for details on the sale of our former Georgia operations in 2022.
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU **
	2024	2023	2022	2024	2023	2022	2024	2023	2022

Pakistan*	1,382	1,119	1,285	584	502	654	193	130	258
Ukraine	925	919	971	518	541	575	247	169	177
Kazakhstan	854	774	636	442	421	322	179	165	122
Bangladesh	520	570	576	180	214	210	69	105	199
Uzbekistan	273	268	233	100	112	124	115	65	64
Others	55	55	66	18	22	26	13	10	16
HQ and eliminations	(5)	(7)	(12)	(151)	(200)	(164)	2	5	5

Total	4,004	3,698	3,755	1,691	1,612	1,747	818	649	841
*In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. For further details refer to Note 3 and Note 4.
**This includes capital expenditures on property, plant and equipment of US$886 (2023: US$869), intangible assets of US$167 (2023: US$101) after deducting additions in licenses of US$35 (2023: US$3) and right-of-use assets of US$200 (2023: US$318).
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2024	2023	2022

Profit before tax from continuing operations	704	559	802

Depreciation	529	527	557
Amortization	199	208	221
Impairment loss / (reversal)	3	(6)	(107)
(Gain) / loss on disposal of non-current assets	(5)	(46)	1
Gain on disposal of subsidiaries	(145)	—	(88)
Finance costs	495	531	583
Finance income	(49)	(60)	(32)
Other non-operating gain, net	(31)	(20)	(9)
Net foreign exchange gain	(9)	(81)	(181)

Total Adjusted EBITDA	1,691	1,612	1,747